Nature of Business and Organization	6 Months Ended
Jun. 30, 2023
Nature of business and organization [Abstract]
Nature of business and organization

Note 1 — Nature of business and organization

WiMi Hologram Cloud Inc. (“WiMi Cayman” or the “Company”) is a holding company incorporated on August 16, 2018, under the laws of the Cayman Islands. The Company’s headquarter is located in the city of Beijing, China.

(a) WiMi HK and subsidiaries

WiMi HK holds all of the outstanding equity of Beijing Hologram WiMi Cloud Network Technology Co., Ltd. (“WiMi WFOE”) which was established on September 20, 2018 under the law of the People’s Republic of China (“PRC” or “China”).WiMi WFOE, through its variable interest entity (“VIE”), Beijing WiMi Cloud Software Co., Ltd. (“Beijing WiMi”) and its subsidiaries, engages in providing augmented reality related products and services.

On December 18, 2020, with consent of WiMi WFOE and approval of board, the original shareholders of Beijing WiMi terminated the original VIE agreements that were entered into on November 6, 2018. The original shareholders who collectively owned 17.9% of Beijing WiMi transferred their 17.9% equity interests of Beijing WiMi to Ms. Yao Zhaohua and Ms. Sun Yadong pursuant to share transfer agreements. As a result, Ms. Yao Zhaohua and Ms. Sun Yadong owned 99.90% and 0.1% of Beijing WiMi, respectively. Ms. Yao Zhaohua and Ms. Sun Yadong entered into contractual agreements with WiMi WFOE on December 18, 2020. As such, WiMi WFOE maintained effective control of Beijing WiMi.

On August 21, 2020, Wimi HK set up a joint venture company, VIDA Semicon Co., Limited (“VIDA”) in Hong Kong, and Wimi HK has a 53% equity interest in VIDA. VIDA was set up to develop application of holographic AR technologies in the semiconductor industry.

On April 15, 2021, Wimi HK set up a joint venture company, Viru Technology Limited (“Viru”) in Hong Kong and Wimi HK has a 55% equity interest in Viru. Viru was set up to develop application of AR advertising services.

On August 26, 2022, Viru established a fully owned subsidiary, Shenzhen Weiruntong Technology Co., Ltd. (“Shenzhen Weiruntong”) in PRC. Shenzhen Weiruntong was set up to develop application of AR advertising services.

On November 1, 2022, the Company’s board approved the equity transfer agreement between Beijing WiMi and Cui, Yang and Shenzhen Zhangshangkuyu Technology Ltd. to transfer 100% equity interest of Shenzhen Kuxuanyou Technology Co., Ltd. (“Shenzhen Kuxuanyou”) and its subsidiaries with consideration of RMB 1 (USD 0.1) and RMB 1 (USD 0.1), respectively. The transfer was effective on November 10, 2022.

(b)    MicroAlgo and subsidiaries

On September 24, 2020, WiMi Cayman set up a wholly owned subsidiary, VIYI Technology Inc., which was renamed to VIYI Algorithm Inc. (“VIYI”), under the laws of the Cayman Islands. VIYI was set up to accelerate the development of AI algorithm and cloud computing services.

On October 9, 2020, VIYI set up a wholly owned holding company in HK, VIYI Technology Ltd. (“VIYI Ltd”), which holds all of the outstanding equity of Shenzhen Weiyixin Technology Co., Ltd. (“Shenzhen Weiyixin”) established on November 18, 2020 under the laws of the PRC. On November 30, 2020, Shenzhen Weiyixin established Shanghai Weimu Technology Co., Ltd., (“Shanghai Weimu”) in the PRC for software support services, and Shenzhen Weiyixin holds 58% outstanding equity of Shanghai Weimu.

On December 24, 2020, with consent of WiMi WFOE, Beijing WiMi transferred 99.0% and 1.0% equity interests in Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”) to Ms. Yao Zhaohua and Ms. Sun Yadong for consideration of RMB 1 and RMB 1, respectively, pursuant to share transfer agreements. Ms. Yao Zhaohua and Ms. Sun Yadong entered into contractual agreement with Shenzhen Weiyixin on December 24, 2020, which granted Shenzhen Weiyixin effective control of Shenzhen Yitian from December 24, 2020 and enable Shenzhen Weiyixin to receive all the expected residual returns of Shenzhen Yitian and its subsidiaries.

The reorganization was completed on December 24, 2020. WiMi WFOE is the primary beneficiary of Beijing WiMi and its subsidiaries, and Shenzhen Weiyixin is the primary beneficiary of Shenzhen Yitian and its subsidiaries. All of these entities are under common control of WiMi Cayman, which results in the consolidation of Beijing WiMi, Shenzhen Yitian and their subsidiaries which have been accounted for as a reorganization of entities under common control at carrying value without change of reporting entities.

On April 1, 2022, VIYI terminated the agreements under the VIE structure with Shenzhen Yitian. Shenzhen Yitian’s original shareholders transferred their respective ownership to VIYI WFOE and VIYI WFOE obtained 100% equity control of Shenzhen Yitian and its subsidiaries on April 1, 2022. The reorganization has no effect on the consolidated financial statements as Shenzhen Yitian has been under common control of VIYI that there is no change of reporting entities.

On July 1, 2021, VIYI acquired 100% interest of Shanghai Guoyu Information Technologies Co., Ltd (“Shanghai Guoyu”). The aggregate purchase price is $3.0 million (RMB 20,000,000). On July 19, 2021 Shanghai Guoyu established 100% owned subsidiary Kashi Guoyu Information Technologies Co., Ltd (“Kashi Guoyu”).

On July 19, 2021, Viwo Technology established a fully owned subsidiary Shenzhen Viwotong Technology Co., Ltd. (“Viwotong Tech”) in Shenzhen to support its operations. On November 19, 2021 Viwotong Tech acquired 100% equity interests of Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”), a provider of advertising services, for RMB 2 (approximately USD 0.3). On July 1, 2022, Viwo Technology Inc. entered into an equity transfer agreement to transfer 99.0% and 1.0% of the issued share capital of Pengcheng Keyi to two unrelated individuals at RMB 1.0 and RMB 0.1(USD$ 0.01), respectively. On December 23, 2022, Viwotong Tech acquired 100% equity interests of Beijing Younike Information Technology Co., Ltd. (“Younike”), a provider of advertising services, for RMB 0.

VIYI entered into the Business Combination and Merger Agreement dated June 10, 2021 (as amended on January 24, 2022, August 2, 2022, August 3, 2022 and August 10, 2022, the “Merger Agreement”), by and among WiMi, Venus Acquisition Corporation (“Venus”)), Venus Merger Sub Corporation (“Venus Merger Sub”), a Cayman Islands exempted company incorporated for the purpose of effectuating the Business Combination. On December 9, 2022, in accordance with the Merger Agreement, the closing of the business combination (the “Closing”) occurred, pursuant to which Venus issued 39,603,961 ordinary shares to VIYI shareholders. As a result of the consummation of the business combination, VIYI is now a wholly-owned subsidiary of the Venus, which has changed its name to MicroAlgo Inc.

On April 6, 2023, VIYI’s board approved the equity transfer agreement between VIYI and LIM TZEA, to transfer 100% equity interest of Fe-da Electronics and its subsidiaries, recognized USD 3,397,385 (RMB 23,527,570) of loss from the transfer. Since the disposal did not represent any strategic change of the Company’s operation, the disposal was not presented as discontinued operations.

(c) Others

On March 4, 2021, WiMi Cayman established a wholly owned entity of TJ Zhongzheng which is deemed as a wholly foreign owned enterprise, with a register capital of USD 30 million (approximately RMB 195.7 million). On May 21, 2021, TJ Zhongzhen established Shenzhen Hedaozhongshu Technology Co., Ltd. (“Shenzhen Hedao’). On May 26, 2021, Shenzhen Hedao established Kashi Daohezhongzheng Internet Technology Co., Ltd. (“Kashi Daohe”). Shenzhen Hedao and Kashi were set up to engage AR advertising services.

On August 4, 2020, WiMi Cayman established a wholly-owned subsidiary, Lixin Technology in the PRC to accelerate development of its holographic vision intelligent robots and fabless semiconductor businesses. Lixin Technology focuses on a new upstream business in the domestic smart product market, and research, development and sales of computer chip and intelligent chip products to further enhance the Company’s competitiveness. Lixin Technology established a wholly-owned subsidiary, Hainan Lixin Technology Co., Ltd. in October 2020.

Name	Background		Ownership
WiMi HK	● ● ●	A Hong Kong company Incorporated on September 4, 2018 Primarily engages in the sales of semiconductor products and related accessories	100% owned by WiMi Cayman
VIDA Semicon Co., Limited (“VIDA”)	● ● ●	A Hong Kong company Incorporated on August 21, 2020 Primarily engages in the sales of semiconductor products and related accessories	53% owned by WiMi HK

Name	Background		Ownership
WiMi WFOE	● ● ● ●	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) Incorporated on September 20, 2018 Registered capital of RMB 325,500,000 (USD 50,000,000) A holding company	100% owned by WiMi HK
Beijing WiMi	● ● ● ●	A PRC limited liability company Incorporated on May 27, 2015 Registered capital of RMB 5,154,639 (USD 808,482) Primarily engages in Hologram advertising services	VIE of WiMi WFOE
Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”)	● ● ● ●	A PRC limited liability company Incorporated on March 08, 2011 Registered capital of RMB 20,000,000 (USD 3,136,910) Primarily engages in mobile games development	100% owned by Beijing WiMi before December 24, 2020; VIE of Shenzhen Weiyixin starting on December 24, 2020; 100% owned by Shenzhen Weiyixin starting April 1, 2022

Name	Background		Ownership
Korgas 233 Technology Co., Ltd. (“Korgas 233”)	● ● ● ●	A PRC limited liability company Incorporated on September 15, 2017 Registered capital of RMB 1,000,000 (USD 156,846) Primarily engages in mobile games development	100% owned by Shanghai Guoyu
Shenzhen Qianhai Wangxin Technology Co., Ltd. (“Qianhai Wangxin”)	● ● ● ●	A PRC limited liability company Incorporated on October 16, 2015 Registered capital of RMB 5,000,000 (USD 784,228) Primarily engages in AR advertising services	100% owned by Shenzhen Yitian
Shenzhen Yiyou Online Technology Co., Ltd. (“YY Online”)	● ● ● ●	A PRC limited liability company Incorporated on January 14, 2019 Registered capital of RMB 100,000 (USD 15,685) Primarily engages in AR advertising services	100% owned by Weidong
Weidong Technology Co., Ltd. (“Weidong”)	● ● ● ●	A PRC limited liability company Incorporated on October 28, 2020 Registered capital of RMB 50,000,000 (USD 7,842,276) Primarily engages in AR advertising services	100% owned by Shenzhen Yitian before January 11, 2021; 100% owned by Shenzhen Weiyixin after January 11, 2021
Korgas Weidong Technology Co., Ltd. (“Korgas Weidong”)	● ● ● ●	A PRC limited liability company Incorporated on October 30, 2020 Registered capital of RMB 20,000,000 (USD 3,136,910) Primarily engages in AR advertising services	100% owned by Weidong

Name	Background		Ownership
Shenzhen Yidian Network Technology Co., Ltd. (“Shenzhen Yidian”)	● ● ● ●	A PRC limited liability company Incorporated on May 20, 2014 Registered capital of RMB 10,000,000 (USD 1,568,455) Primarily engages in AR advertising services	100% owned by Beijing WiMi
Shenzhen Duodian Cloud Technology Co., Ltd. (“Shenzhen Duodian”)	● ● ● ●	A PRC limited liability company Incorporated on August 24, 2017 Registered capital of RMB 5,000,000 (USD 784,228) Primarily engages in AR advertising services	100% owned by Shenzhen Yidian
Korgas Duodian Network Technology Co., Ltd. (“Korgas Duodian”)	● ● ● ●	A PRC limited liability company Incorporated on November 25, 2016 Registered capital of RMB 5,000,000 (USD 784,228) Primarily engages in AR advertising services	100% owned by Shenzhen Yidian
Kashi Duodian Network Technology Co., Ltd. (“Kashi Duodian”)	● ● ● ●	A PRC limited liability company Incorporated on January 31, 2019 Registered capital of RMB 5,000,000 (USD 784,228) Primarily engages in AR advertising services	100% owned by Shenzhen Yidian
Shenzhen Zhiyun Image Technology Co., Ltd. (“Shenzhen Zhiyun”)	● ● ● ●	A PRC limited liability company Incorporated on December 3, 2019 Registered capital of RMB 5,000,000 (USD 784,228) Primarily engages in AR advertising services	100% owned by Shenzhen Yidian
Shenzhen Yunzhan Image Technology Co., Ltd. (“Shenzhen Yunzhan”)	● ● ● ●	A PRC limited liability company Incorporated on September 24, 2020 Registered capital of RMB 10,000,000 (USD 1,568,455) Primarily engages in AR advertising services	100% owned by Shenzhen Yidian
Micro Beauty Lightspeed Investment Management HK Limited (“Micro Beauty”)	● ● ●	A Hong Kong company Incorporated on February 22, 2016 Primarily engages in MR software development and licensing	100% owned by Beijing WiMi
Skystar Development Co., Ltd (“Skystar”)	● ● ●	A Republic of Seychelles Company Incorporated on March 30, 2016 Primarily engages in MR software development and licensing	100% owned by Micro Beauty

Name	Background		Ownership
Lixin Technology Co., Ltd. (“Lixin Technology”)	● ● ● ●	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)
Incorporated on August 4, 2020
Registered capital of RMB 200,000,000 (USD 31,369,105)
		Primarily engages in research, development and sale of computer chip and intelligent chip products	100% owned by WiMi Cayman
Hainan Lixin Technology Co., Ltd. (“Hainan Lixin”)	● ● ● ●	A PRC limited liability company
Incorporated on October 10, 2020
Registered capital of RMB 50,000,000 (USD 7,842,276)
		Plan to support the daily operations of Lixin Technology, no operations as of June 30, 2023	100% owned by Lixin Technology
Tianjin Zhongzhengdaohe Investment Co., Ltd. (“TJ Zhongzheng”)	● ● ● ●	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) Incorporated on March 4, 2021 Registered capital of RMB 195,747,000 (USD 30,000,000) A holding company	100% owned by WiMi Cayman
Shenzhen Hedaozhongshu Technology Co., Ltd. (“Shenzhen Hedao”)	● ● ● ●	A PRC limited liability company Incorporated on May 21, 2021 Registered capital of RMB 200,000,000 (USD 7,842,276) Plan to engage AR advertising services, no material operations as of June 30, 2023	100% owned by TJ Zhongzheng
Kashi Daohezhongzheng Internet Technology Co., Ltd. (“Kashi Daohe”)	● ● ● ●	A PRC limited liability company Incorporated on May 26, 2021 Registered capital of RMB 200,000,000 (USD 7,842,276) Plan to engage AR advertising services, no material operations as of June 30, 2023	100% owned by Shenzhen Hedao Cancelled in June 2023
MicroAlgo Inc. (“MicroAlgo”), previously known as Venus Acquisition Corporation	● ● ●	A Cayman company Incorporated on May 14, 2018 A holding company	65.9% owned by WiMi Cayman
VIYI Algorithm Inc. (“VIYI”), previously known as VIYI Technology Inc.	● ● ●	A Cayman company Incorporated on September 24, 2020 Primarily engages in the development of central processing algorithm and cloud computing services	100% owned by MicroAlgo

Name	Background		Ownership
Fe-da Electronics Company Private Limited (“Fe-da Electronics”)	● ● ● ●	A Singapore company Incorporated on January 9, 2009 Capital of RMB 3,187,856 (USD 500,001) Primarily engages in customization of central processing units	100% owned by VIYI Acquired in September 2020 Disoped in April 2023
Excel Crest Limited (“Excel Crest”)	● ● ●	A Hong Kong company Incorporated on September 10, 2020 Support the daily operations of Fe-da Electronics in Hong Kong, no material operations as of June 30, 2023	100% owned by Fe-da Electronics Disoped in April 2023
Shenzhen Weiyixin Technology Co., Ltd. (“Shenzhen Weiyixin” or “VIYI WFOE”)	● ● ● ●	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) Incorporated on November 18, 2020 Registered capital of RMB 191,271,000 (USD 30,000,000) A holding company	100% owned by VIYI Ltd
Shanghai Weimu Technology Co., Ltd. (“Shanghai Weimu”)	● ● ● ●	A PRC limited liability company Incorporated on November 30, 2020 Registered capital of RMB 50,000,000 (USD 7,842,276) Engages in providing software support services	58% owned by VIYI Ltd
Wisdom Lab Inc. (“Wisdom Lab”)	● ● ●	A Cayman Islands company Incorporated on May 6, 2021 Engages in software solution for intelligent chips	Disposed in April 2023
Viwo Technology Limited. (“Viwo Tech”)	● ● ●	A Hong Kong company Incorporated on April 15, 2021 Engages in intelligent chips design	55% owned by VIYI Ltd
Shenzhen Viwotong Technology Co., Ltd. (“Viwotong Tech”)	● ● ●	A PRC limited liability company Incorporated on July 19, 2021 Registered capital of RMB 10,000,000 (USD 1,568,455)	100% owned by Viwo Tech
Shanghai Guoyu Information Technology Co., Ltd. (“Shanghai Guoyu”)	● ● ● ●	A PRC limited liability company Incorporated on March 18, 2019 Registered capital of RMB 20,000,000 (USD 3,136,910) Engages in R&D and application of intelligent visual algorithm technology	99% owned by Weidong, 1% owned by SZ Weidong

Name	Background		Ownership
Kashi Guoyu Information Technology Co., Ltd. (“Kashi Guoyu”)	● ● ● ●	A PRC limited liability company Registered capital of RMB 10,000,000 (USD 1,568,455) Incorporated on July 23, 2021 Engages in R &D and application of intelligent visual algorithm technology	100% owned by Shanghai Guoyu
Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”)	● ● ● ●

A PRC limited liability company

Registered capital of RMB 1,000,000 (USD 156,846 )

Incorporated on June 22, 2021

Engages in E-commerce services and application of intelligent visual algorithm technology

100% owned by Viwotong Tech
Weeto. Investment Pte. Ltd	● ● ●	A Singapore company Incorporated on April 28, 2022 No operation as of June 30, 2023	100% owned by WiMi Cayman
Viru Technology Limited (“Viru”)	● ● ●	A Hong Kong company Incorporated on April 15, 2021 Primarily engages in AR advertising services	55% owned by WIMI HK
Shenzhen Weiruntong Technology Co., Ltd. (“Shenzhen Weiruntong”)	● ● ●	A PRC limited liability company Incorporated on August 26, 2022 Primarily engages in AR advertising services and no material operation as of June 30, 2023	100% owned by Viru
Shenzhen Weidong Technology Co., Ltd. (“SZ Weidong”)	● ● ●	A PRC limited liability company Incorporated on March 27, 2023 Primarily engages in central processing algorithm in advertising industry	100% owned by Weidong
Beijing Younike Information Technology Co., Ltd. (“Younike”)	● ● ●	A PRC limited liability company Incorporated on July 22, 2022 Primarily engages in central processing algorithm in advertising industry	100% owned by Viwotong Tech

Contractual Arrangements

Due to legal restrictions on foreign ownership and investment in, among other areas, value-added telecommunications services, which include the operations of internet content providers, the Company operates its internet and other businesses in which foreign investment is restricted or prohibited in the PRC through certain PRC domestic companies. As such, Beijing WiMi is controlled through contractual arrangements in lieu of direct equity ownership by the Company or any of its subsidiaries.

Beijing WiMi contractual arrangements signed on November 6, 2018 and December 18, 2020

The contractual arrangements consist of a series of four agreements, shareholders power of attorney and irrevocable commitment letters, which were initially signed on November 6, 2018. Pursuant to reorganization on December 18, 2020, the previous agreements were terminated and Beijing WiMi and WiMi WFOE entered into identical agreements on December 18, 2020. WiMi WFOE maintained effective control of Beijing WiMi. The significant terms of agreements are as follows:

Exclusive Business Cooperation Agreement

Under the exclusive business cooperation agreement between WiMi WFOE and Beijing WiMi, WiMi WFOE has the exclusive right to provide to Beijing WiMi consulting and services related to, among other things, use of software, operation maintenance, product development, and management and marketing consulting. WiMi WFOE has the exclusive ownership of intellectual property rights created as a result of the performance of this agreement. Beijing WiMi agrees to pay WiMi WFOE service fee at an amount equal to the consolidated net income after offsetting previous year’s loss (if any). This agreement will remain effective until the date when it is terminated by WiMi WFOE.

Exclusive Share Purchase Option Agreement

Pursuant to the exclusive share purchase option agreement, by and among WiMi WFOE, Beijing WiMi and each of the shareholders of Beijing WiMi, each of the shareholders of Beijing WiMi irrevocably granted WiMi WFOE an exclusive call option to purchase, or have its designated person(s) to purchase, at its discretion, all or part of their equity interests in Beijing WiMi, and the purchase price shall be the lowest price permitted by applicable PRC law. Each of the shareholders of Beijing WiMi undertakes that, without the prior written consent of WiMi WFOE or us, they may not increase or decrease the registered capital, amend its articles of association or change registered capital structure. This agreement will remain effective for ten years and can be renewed at WiMi WFOE’s sole discretion. Any transfer of shares pursuant to this agreement would be subject to PRC regulations and to any changes required thereunder.

Exclusive Assets Purchase Agreement

Pursuant to the exclusive asset purchase agreement by WiMi WFOE and Beijing WiMi, Beijing WiMi irrevocably granted WiMi WFOE an exclusive call option to purchase, or have its designated person(s) to purchase, at its discretion, all or part of Beijing WiMi’s current or future assets (including intellectual property rights), and the purchase price shall be the lowest price permitted by applicable PRC law. Beijing WiMi undertakes that, without the prior written consent of WiMi WFOE, it may not sell, transfer, pledge, dispose of its assets, incur any debts or guarantee liabilities. It will notify WiMi WFOE any potential litigation, arbitration or administrative procedures regarding the assets, and defend the assets if necessary. This agreement will remain effective for ten years and can be renewed at WiMi WFOE’s sole discretion. Any transfer of assets pursuant to this agreement would be subject to PRC regulations and to any changes required thereunder.

Equity Interest Pledge Agreement

Pursuant to the equity interest pledge agreement, by and among WiMi WFOE, Beijing WiMi and the shareholders of Beijing WiMi, the shareholders of Beijing WiMi pledged all of their equity interests in Beijing WiMi to WiMi WFOE to guarantee their and Beijing WiMi’s obligations under the contractual arrangements including the exclusive consulting and services agreement, the exclusive option agreement, the exclusive asset purchase agreement and the power of attorney and this equity interest pledge agreement, as well as any loss incurred due to events of default defined therein and all expenses incurred by WiMi WFOE in enforcing such obligations of Beijing WiMi or its shareholders. The shareholders of Beijing WiMi agree that, without WiMi WFOE’s prior written approval, during the term of the equity interest pledge agreement, they will not dispose of the pledged equity interests or create or allow any other encumbrance on the pledged equity interests. The Company has completed the registration of the equity pledges with the relevant administration for industry and commerce in accordance with the PRC Property Rights Law.

Power of Attorney

Pursuant to the power of attorney, by WiMi WFOE and each shareholder of Beijing WiMi, respectively, each shareholder of Beijing WiMi irrevocably authorized WiMi WFOE or any person(s) designated by WiMi WFOE to exercise such shareholder’s voting rights in Beijing WiMi, including, without limitation, the power to participate in and vote at shareholder’s meetings, the power to nominate directors and appoint senior management, the power to sell or transfer such shareholder’s equity interest in Beijing WiMi, and other shareholders’ voting rights permitted by PRC law and the Articles of Association of Beijing WiMi. The power of attorney remains irrevocable and continuously valid from the date of execution so long as each shareholder remains as a shareholder of Beijing WiMi.

Spousal Consent Letters

Pursuant to these letters, the spouses of the applicable shareholders of Beijing WiMi unconditionally and irrevocably agreed that the equity interest in Beijing WiMi held by them and registered in their names will be disposed of pursuant to the equity interest pledge agreement, the exclusive option agreement, the exclusive asset purchase agreement and the power of attorney. Each of their spouses agreed not to assert any rights over the equity interest in Beijing WiMi held by their respective spouses. In addition, in the event that any spouse obtains any equity interest in Beijing WiMi held by his or her spouse for any reason, he or she agreed to be bound by the contractual arrangements.

Based on the foregoing agreements signed on November 6, 2018 and December 18, 2020, which grant WiMi WFOE effective control of Beijing WiMi and enable WiMi WFOE to receive all of their expected residual returns, the Company accounts for Beijing WiMi as a VIE. Accordingly, the Company consolidates the accounts of Beijing WiMi for the periods presented herein, in accordance with Regulation S-X-3A-02 promulgated by the U.S. Securities and Exchange Commission (“SEC”), and Accounting Standards Codification (“ASC”) 810-10, Consolidation.